Assets Held for Sale and Assets of a Disposal Group Held for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Assets Held For Sale [Abstract]
Schedule Of Assets Held For Sale	Details of assets held for sale as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Acquisition cost*		Accumulated impairment losses		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	106,349	￦	(20,395)	￦	85,954	￦	104,990
Buildings held for sale		162,973		(38,869)		124,104		137,706
Other assets held for sale		4,547		(2,847)		1,700		1,699

	￦	273,869	￦	(62,111)	￦	211,758	￦	244,395

	December 31, 2023
	Acquisition cost*		Accumulated impairment losses		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	107,452	￦	(21,604)	￦	85,848	￦	104,024
Buildings held for sale		162,004		(41,390)		120,614		134,801
Other assets held for sale		3,432		(1,664)		1,768		1,768

	￦	272,888	￦	(64,658)	￦	208,230	￦	240,593

*	Acquisition cost of buildings held for sale is net of accumulated depreciation amount immediately before the initial classification of the assets as held for sale.
Changes in accumulated impairment losses of assets held for sale for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning	Provision	Reversal		Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of assets held for sale	￦ (58,815)	￦ (7,587)	￦	242	￦	4,049	￦ (62,111)

	2023
	Beginning	Provision	Reversal		Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of assets held for sale	￦ (62,111)	￦ (5,660)	￦	—	￦	3,113	￦ (64,658)

Fair Value Measurement Inputs Of Assets Held Forsale Whose Fair Values Are Measured	Valuation techniques and inputs used to measure the fair value of assets held for sale as of December 31, 2023 are as follows:

	December 31, 2023
	Fair value		Valuation techniques 1	Unobservable inputs 2	Estimated range of unobservable inputs (%)	Effect of unobservable inputs to fair value
	(In millions of Korean won)
Land and buildings	￦	240,593	Sales comparison approach model and others	Adjustment index	0.54~2.18	Fair value increases as the adjustment index rises

1	The appraisal value is adjusted by the adjustment ratio in the event the public sale is unsuccessful.
2	Adjustment index is calculated using the time factor correction or local factors or individual factors and others.